Intangible Assets (10K) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortizable intangible assets
Finite-lived intangible assets, gross	$ 6,745	$ 6,745
Finite-Lived intangible assets, accumulated amortization	(6,072)	(5,812)	$ (5,455)
Finite-lived intangible assets, net	$ 673	933	1,290
Technology [Member]
Amortizable intangible assets
Finite-lived intangible assets, gross		$ 6,745	$ 6,745